Schedule of lease costs (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Leases
Operating lease cost	$ 547	$ 666	$ 1,707	$ 1,816	$ 2,588	$ 1,845
Variable lease cost					185	152
Total lease cost	547	666	1,707	1,816	2,773	1,997
Total lease cost	$ 547	$ 666	$ 1,707	$ 1,816	$ 2,773	$ 1,997